Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net sales	$ 191,602	$ 176,110	$ 754,877	$ 585,852	$ 320,747
Cost of sales	167,423	159,866	659,745	528,247	289,528
Startup and transition costs	6,159	3,306	18,127	15,860	16,567
Total cost of goods sold	173,582	163,172	677,872	544,107	306,095
Gross profit	18,020	12,938	77,005	41,745	14,652
General and administrative expenses	8,306	4,749	33,892	14,126	9,175
Income from operations	9,714	8,189	43,113	27,619	5,477
Other income (expense):
Interest income	19	21	344	161	186
Interest expense	(3,026)	(3,912)	(17,614)	(14,565)	(7,236)
Loss on extinguishment of debt			(4,487)		(2,946)
Realized loss on foreign currency remeasurement	(1,381)	(439)	(757)	(1,802)	(1,743)
Miscellaneous income	320	190	238	246	539
Total other expense	(4,068)	(4,140)	(22,276)	(15,960)	(11,200)
Income (loss) before income taxes	5,646	4,049	20,837	11,659	(5,723)
Income tax provision	(2,101)	(2,303)	(6,995)	(3,977)	(925)
Net income (loss)	3,545	1,746	13,842	7,682	(6,648)
Net income attributable to preferred shareholders		2,437	5,471	9,423	13,930
Net income (loss) attributable to common shareholders	$ 3,545	$ (691)	$ 8,371	$ (1,741)	$ (20,578)
Weighted-average common shares outstanding:
Basic	33,737	4,238	17,530	4,238	4,238
Diluted	33,827	4,238	17,616	4,238	4,238
Net income (loss) per common share:
Basic	$ 0.11	$ (0.16)	$ 0.48	$ (0.41)	$ (4.86)
Diluted	$ 0.10	$ (0.16)	$ 0.48	$ (0.41)	$ (4.86)